SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
Dec. 31, 2023 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Reportable Segments	1